Trading Account Profits and Losses (Tables)	12 Months Ended
Mar. 31, 2011
Trading Account Profits and Losses
Schedule of Net Trading Gains (Losses)

	2009	2010	2011
	(in millions)
Interest rate and other derivative contracts	¥555,505	¥(88,486)	¥(3,095)
Trading account securities, excluding derivatives	(813,312)	849,958	137,000

Trading account profits (losses)—net	(257,807)	761,472	133,905
Foreign exchange derivative contracts(1)	(829,605)	31,154	79,840

Net trading gains (losses)	¥(1,087,412)	¥792,626	¥213,745